Executive and Supervisory Board Compensation (Details) - Executive Board - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Executive and Supervisory Board Compensation
Short-term employee benefits	€ 25,015	€ 5,094	€ 17,378
Share-based payment	25,095	23,095	32,393
Subtotal	50,110	28,189	49,771
Post-employment benefits	464	488	2,825
Thereof defined-benefit	461	487	2,056
Thereof defined-contribution	3	1	769
Total	€ 50,574	€ 28,677	€ 52,596